Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2011
Equity Incentive Plan Disclosure
Equity incentive plan

			Weighted average grant
	Number of		date fair value per
	non vested shares		non vested shares
Balance December 31, 2008	634,000	$	$ 74.50
Granted	70,621		3.54
Vested	(501,650)		74.95
Balance December 31, 2009	202,971		48.69
Granted	4,503,000		6.05
Forfeited	-3,600		33.59
Vested	-2,171,173		10.00
Balance as at January 1, 2010	2,531,198		6.04
Granted	9,015,000		5.50
Vested	-3,036,048		5.68
Balance December 31, 2011	8,510,150		5.60

		Weighted average grant
	Number of	date fair value per
	vested shares	vested shares
Balance as at December 31, 2008	384,000	$74.12
Non vested shares granted in prior years and vested 2009	501,650	74.95
As at December 31, 2009	885,650	$74.59
Granted and vested	2,002,000	6.05
Non vested shares granted in prior years and vested 2010	169,173	56.73
As at December 31, 2010	3,056,823	$28.71
Granted and vested	2,005,000	5.5
Non vested shares granted in prior years and vested 2011	1,031,048	6.03
As at December 31, 2011	6,092,871	$17.23